Aggregate Maturities of Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Debt Disclosure [Line Items]
2016	¥ 8,526
2017	5,798
2018	3,345
2019	1,448
2020 and thereafter	349
Long-term debt (Notes 4 and 10)	¥ 19,466	¥ 20,855